UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2016

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments:

Putnam Short-Term Municipal Income Fund

The fund's portfolio
2/29/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
MUNICIPAL BONDS AND NOTES (86.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.4%)

Pub. School &. College Auth. Rev. Bonds , Ser. A, 5s, 5/1/18	Aa1	$185,000	$202,074

			202,074
Arizona (2.7%)

AZ State Hlth. Fac. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 5s, 1/1/17	AA-	50,000	51,818

Gilbert, Pub. Facs. Rev. Bonds, 5s, 7/1/18	Aa1	100,000	109,812

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 3 3/4s, 7/1/24	BBB-	25,000	27,004

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS School, Inc.), 3s, 7/1/20	BB	25,000	25,509

Pima Cnty., Regl. Trans. Fund Excise Tax Rev. Bonds, 5s, 6/1/16	AA+	100,000	101,175

U. Med. Ctr. Corp. Rev. Bonds, U.S. Govt. Coll., 5s, 7/1/17 (Escrowed to maturity)	AAA/P	75,000	79,378

			394,696
California (9.1%)

CA State G.O. Bonds, 5s, 10/1/16	Aa3	100,000	102,758

CA Statewide Cmnty. Dev. Auth. Mandatory Put Bonds (4/2/18) (Southern CA Edison Co.), 1 3/8s, 4/1/28	Aa3	75,000	75,655

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
AGM, 5s, 11/15/19	AA	100,000	114,453
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/16 (Escrowed to maturity)	AA-	45,000	46,204

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5s, 9/1/16	BBB+	75,000	76,240

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 9/1/17	A-	25,000	26,159

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5s, 6/1/17	A1	50,000	52,730

Indian Wells, Redev. Agcy. Successor Tax Allocation Bonds (Cons. Whitewater Redev. Project), Ser. A, AGM, 4s, 9/1/18	AA	100,000	107,552

Irvine, Special Tax Bonds (Cmnty. Fac. Dist. No. 2005), Ser. 2, 4s, 9/1/18	BBB	75,000	79,821

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds (Dist. No. 1), 4s, 9/2/16	BBB+	50,000	50,803

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5 1/4s, 5/15/24	AA	20,000	21,923

Modesto, Irrigation Dist. Elec. Rev. Bonds, Ser. A, 5s, 7/1/19	A+	30,000	34,119

North Natomas, Cmnty. Fac. Special Tax Bonds, Ser. E, 5s, 9/1/16	BBB+	75,000	76,439

Northern CA Pwr. Agcy. Rev. Bonds
(Geothermal No. 3), Ser. A, 5 1/4s, 7/1/20	A1	40,000	45,423
(Hydroelec. Project No. 1-C), AGM, 5s, 7/1/16	AA	40,000	40,626

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, 5s, 8/1/16	BBB+/P	75,000	76,286

Roseville, Special Tax Bonds (Westpark Cmnty. Pub. Fac. Dist. No. 1), 4s, 9/1/19	BBB-/P	40,000	43,292

South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A, 4s, 8/15/17	BBB+	50,000	52,161

U. of CA Rev. Bonds, Ser. AO, 5s, 5/15/19	Aa2	200,000	227,096

			1,349,740
Colorado (0.8%)

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A
5s, 11/15/16	A2	75,000	77,366
4s, 11/15/17	A1	20,000	21,099

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A1, NATL, 5 1/4s, 9/1/18	AA-	20,000	22,089

			120,554
Connecticut (1.3%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (7/21/16) (Yale U.), Ser. A, 1.35s, 7/1/42	Aaa	75,000	75,336

CT State Special Tax Oblig. Rev. Bonds (Trans. Infrastructure), Ser. B, 5s, 8/1/19	AA	100,000	113,778

			189,114
District of Columbia (0.5%)

DC G.O. Bonds, Ser. C, AGM, 5s, 6/1/16	Aa1	75,000	75,911

			75,911
Florida (3.3%)

Citizens Property Insurance Corp. Rev. Bonds, Ser. A-1, 5 3/8s, 6/1/16	A1	15,000	15,184

Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Baptist Hlth. Care Corp. Oblig. Grp.), Ser. A, 5 1/8s, 8/15/20	A3	30,000	34,302
(Baptist Hosp., Inc.), 5s, 8/15/18	A3	60,000	65,153

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr.), Ser. A, 4s, 10/1/16	A2	50,000	51,017

FL State U. Board of Governors Rev. Bonds, 5 1/4s, 7/1/17	Aa2	105,000	111,635

Jea, Elec. Syst. Rev. Bonds, Ser. D, 4s, 10/1/17	Aa3	100,000	105,428

South Broward, Hosp. Dist. Rev. Bonds (South Broward Hosp. Dist.), 4s, 5/1/16	Aa3	100,000	100,627

			483,346
Georgia (2.6%)

Bartow Cnty., Dev. Auth. Mandatory Put Bonds (8/10/17) (GA Power Co. - Plant Bowen), 2 3/8s, 9/1/29	A3	100,000	102,056

GA State G.O. Bonds, Ser. E-2, 4s, 9/1/17	Aaa	125,000	131,544

Muni. Election Auth. of GA Rev. Bonds (Vogtle Units 3&4), Ser. JB, 5s, 4/1/18	A+	145,000	157,712

			391,312
Hawaii (0.8%)

HI State G.O. Bonds, 5s, 8/1/19	Aa2	100,000	114,141

			114,141
Illinois (5.1%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/21	BBB+	50,000	52,240
5s, 1/1/19	BBB+	50,000	52,137

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5s, 1/1/17	A2	100,000	103,534
Ser. D, AGM, 4s, 1/1/18	AA	75,000	79,278

Chicago, Transit Auth. Rev. Bonds (Federal Transit Administration Section 5307), 5s, 6/1/18	A	100,000	107,786

Chicago, Waste Wtr. Transmission Rev. Bonds
NATL, 5 1/2s, 1/1/17	AA-	50,000	51,828
Ser. C, 5s, 1/1/19	A	100,000	108,724

IL State G.O. Bonds, 5s, 7/1/17	A-	50,000	52,393

IL State Rev. Bonds, NATL, FGIC, 5 1/2s, 6/15/16	AAA	40,000	40,600

IL State Toll Hwy. Auth. Rev. Bonds, Ser. D, 5s, 1/1/19	Aa3	100,000	111,332

			759,852
Louisiana (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/16	A	50,000	50,448

			50,448
Maryland (2.6%)

Baltimore Cnty., G.O. Bonds, Ser. B, 5s, 8/1/18	Aaa	100,000	110,389

MD State G.O. Bonds
Ser. A, 5 1/4s, 3/1/16	Aaa	30,000	30,000
Ser. C, 4s, 8/15/18	Aaa	125,000	135,225

Prince George's Cnty., G.O. Bonds, Ser. A, 4s, 9/15/18	Aaa	100,000	108,509

			384,123
Massachusetts (4.4%)

MA State G.O. Bonds
Ser. C, AGM, 4s, 8/1/16	Aa1	25,000	25,392
Ser. D, 4s, 8/1/16	Aa1	30,000	30,471

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.), 4s, 7/1/17	A1	50,000	52,245

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond), 5s, 2/1/17	Aaa	100,000	104,235

MA State Dev. Fin. Agcy. Rev. Bonds (Loomis Cmntys.), Ser. A, 3s, 1/1/17	BBB-	75,000	75,448

MA State Hlth. & Edl. Fac. Auth.
Mandatory Put Bonds (12/1/17), (Amherst College), Ser. H, 0.8s, 11/1/33	Aaa	100,000	99,947
Mandatory Put Bonds (4/1/16), (U. of MA), Ser. A, 0.7s, 11/1/30	Aa2	50,000	50,026

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Winchester Hosp.), 5s, 7/1/16	A	25,000	25,358

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4s, 12/1/44	Aa2	185,000	197,164

			660,286
Michigan (1.9%)

MI State Bldg. Auth. Rev. Bonds (Facs. Program), Ser. I, 5s, 4/15/19	Aa2	100,000	112,309

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-8, 5s, 7/1/16	BBB+	50,000	50,647

MI State Hosp. Fin. Auth. Rev. Bonds
(Henry Ford Hlth. Syst.), Ser. A, 5s, 11/15/16	A3	20,000	20,621
(Sparrow Hosp.), 5s, 11/15/16	A1	25,000	25,794

MI State Strategic Fund Ltd. Rev. Bonds (United Methodist Retirement Cmntys., Inc.), 2 3/4s, 11/15/17	BBB+/F	75,000	75,721

			285,092
Minnesota (2.7%)

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4s, 11/15/18	A+	100,000	107,748

MN State G.O. Bonds (Hwy. & Var. Purpose), 5s, 8/1/16	Aa1	25,000	25,496

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds, 5s, 10/1/16	A2	100,000	102,551

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1	90,000	95,954

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, AMBAC, 5 1/4s, 1/1/17	A1	35,000	36,369

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (Regions Hosp.), 5 1/4s, 5/15/17 (Prerefunded 11/15/16)	Aaa	25,000	25,848

			393,966
Mississippi (1.0%)

MS State Bus. Fin. Corp. Solid Waste Disp. Mandatory Put Bonds (3/1/17) (Waste Mgt., Inc.), 1 3/8s, 3/1/27	A-	150,000	152,414

			152,414
Missouri (0.7%)

MO State Hwys. & Transit Comm. Rev. Bonds (Federal Reimbursement), Ser. A, 5s, 5/1/17	Aa1	100,000	105,275

			105,275
Montana (0.6%)

MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3s, 12/1/43	Aa1	85,000	87,927

			87,927
Nebraska (0.7%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. A, 5s, 1/1/18	A1	100,000	107,890

			107,890
Nevada (0.2%)

Las Vegas, Special Assmt. Bonds (Dist. No. 607 Local Impt.), 3s, 6/1/16	BBB-/P	25,000	25,119

			25,119
New Jersey (3.5%)

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/21	A1	100,000	118,814

NJ State Econ. Dev. Auth. Rev. Bonds
(School Fac.), Ser. GG, U.S. Govt. Coll., 5s, 9/1/17 (Escrowed to maturity)	A3	125,000	133,248
(School Fac. Construction), Ser. KK, 5s, 3/1/16	A3	20,000	20,000
(School Fac. Construction), Ser. W, 5s, 3/1/16 (Escrowed to maturity)	A3	25,000	25,000

NJ State Edl. Fac. Auth. Rev. Bonds
(Ramapo College of NJ), Ser. I, AMBAC, 5s, 7/1/16	A2	50,000	50,731
(The College of NJ), Ser. A, 5s, 7/1/16	A2	50,000	50,738

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(South Jersey Hosp., Inc.), 5s, 7/1/16	A2	20,000	20,302
(St. Barnabas Hlth.), Ser. A, 3 1/4s, 7/1/16	A3	25,000	25,231

Ocean Cnty., G.O. Bonds, 4s, 8/1/16	Aaa	75,000	76,164

			520,228
New Mexico (1.0%)

Farmington, Poll. Control Mandatory Put Bonds (4/1/20) (Southern CA Edison Co.), Ser. A, 1 7/8s, 4/1/29	Aa3	150,000	152,945

			152,945
New York (13.4%)

Build NY City Resource Corp. Rev. Bonds, 3s, 7/1/17	A+	100,000	102,967

Monroe Cnty., G.O. Bonds, BAM, 4s, 6/1/19	AA	100,000	108,782

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 4s, 7/1/16	A3	25,000	25,292

New York, G.O. Bonds, Ser. I-1, 5s, 3/1/18	Aa2	200,000	217,170

Niagara, Frontier Trans. Auth. Rev. Bonds (Buffalo Niagara Intl. Arpt.), Ser. B, 5s, 4/1/19	Baa1	150,000	165,303

NY City, Indl. Dev. Agcy. Special Fac. Mandatory Put Bonds (8/1/16) (JFK Intl. Arpt.), Ser. B, 2s, 8/1/28	BB/P	50,000	50,129

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/17	A3	85,000	89,868
(State U. Edl. Fac.), Ser. A, 4s, 5/15/17	AA	200,000	208,450

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (The New School), 4s, 7/1/16	A3	50,000	50,584

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(School Dists. Funding Program), Ser. F, AGM, 5s, 10/1/17	AA	75,000	80,137
(St. John's U.), Ser. A, 4s, 7/1/20	A3	100,000	112,042

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5s, 2/15/19	AAA	100,000	112,345

NY State Thruway Auth. Rev. Bonds, Ser. A-2, 4s, 4/1/16	AA	50,000	50,159

NY State Thruway Auth. Local Hwy. & Bridge Rev. Bonds
5s, 4/1/16	AA	50,000	50,200
Ser. A, 5s, 4/1/16	AA	100,000	100,400

NY State Urban Dev. Corp. Rev. Bonds (State Personal Income Tax), Ser. A, 5s, 3/15/16	AAA	100,000	100,191

Port Auth. of NY & NJ Rev. Bonds
Ser. 178, 5s, 12/1/16	Aa3	100,000	103,400
Ser. 193rd, 4s, 10/15/18	Aa3	100,000	108,080

Rockland Cnty., G.O. Bonds, Ser. A, AGM, 5s, 3/1/17	AA	100,000	104,060

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Kendal on Hudson), 3s, 1/1/17	BBB/F	50,000	50,697

			1,990,256
North Carolina (0.9%)

Guilford Cnty., G.O. Bonds, Ser. C, 5s, 10/1/18	Aaa	100,000	111,183

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (Forest at Duke, Inc. (The)), 4.6s, 9/1/16	BBB+/F	20,000	20,384

			131,567
Ohio (3.9%)

Cincinnati, Wtr. Syst. Rev. Bonds, Ser. B, 5s, 12/1/22	Aaa	100,000	124,035

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. A, 4 1/2s, 2/1/17	AA	140,000	145,032

Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds (Kendal at Oberlin), 3s, 11/15/16	A-	50,000	50,611

OH State G.O. Bonds (Higher Ed.), Ser. C, 5s, 8/1/16	Aa1	25,000	25,493

OH State Bldg. Auth. Rev. Bonds, Ser. A, AGM, 5s, 4/1/16	Aa2	20,000	20,080

OH State Higher Edl. Fac. Comm. Rev. Bonds (Cleveland Clinic Hlth. Syst. Oblig. Group), 5s, 1/1/18	Aa2	100,000	107,966

OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds, Ser. B, 5s, 6/1/18	Aaa	100,000	109,699

			582,916
Oklahoma (0.5%)

Tulsa, Arpts. Impt. Trust Rev. Bonds, Ser. A, BAM, 5s, 6/1/17	AA	75,000	78,461

			78,461
Oregon (0.4%)

OR State G.O. Bonds, Ser. N, 4s, 12/1/16	Aa1	45,000	46,223

Portland, Swr. Syst. Rev. Bonds, Ser. A, NATL, 5s, 6/15/16 (Escrowed to maturity)	Aa2	15,000	15,198

			61,421
Pennsylvania (7.3%)

Chester Cnty., G.O. Bonds, 4s, 7/15/18	Aaa	100,000	107,904

Delaware River Joint Toll Bridge Comm. Rev. Bonds, 5s, 7/1/21	A1	100,000	118,984

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 2 1/4s, 7/1/17	Baa3	40,000	40,334

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Gannon U.), 3s, 5/1/17	Baa2	35,000	35,834

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Lancaster Gen. Hosp.), 3s, 7/1/16	Aa3	35,000	35,317

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5s, 5/1/16	BBB	75,000	75,427

PA G.O. Bonds, 5s, 3/1/16	Aa3	25,000	25,000

PA State Higher Edl. Fac. Auth. Rev. Bonds (Temple U.), NATL, 5s, 4/1/16	Aa3	50,000	50,193

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 1.6s, 10/1/17	AA+	100,000	100,700

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. A, AMBAC, 5s, 12/1/16	AA	25,000	25,858

Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds (Cultural & Coml. Corridors Program), Ser. A, 4s, 12/1/18	A+	100,000	107,874

Philadelphia, Gas Wks. Rev. Bonds, 5s, 8/1/19	A-	100,000	112,269

Philadelphia, School Dist. G.O. Bonds, Ser. D, 5s, 9/1/20	Ba2	50,000	55,508

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds
Ser. B, 5s, 7/1/20	A1	100,000	116,437
Ser. A, AGM, 5s, 6/15/16	AA	20,000	20,267

Pittsburgh, G.O. Bonds, Ser. B, AGM, 5 1/4s, 9/1/16	AA	50,000	51,199

			1,079,105
Tennessee (0.3%)

Kingsport, G.O. Bonds, Ser. C, AGC, 3s, 3/1/16	Aa2	50,000	50,000

			50,000
Texas (7.1%)

Austin, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 4s, 11/15/16	Aa2	100,000	102,571

Central TX Regl. Mobility Auth. Rev. Bonds, 5 3/4s, 1/1/17	BBB+	75,000	77,636

Dallas, Area Rapid Transit Rev. Bonds, AMBAC, 5s, 12/1/16	AA+	200,000	206,908

Galena Park, G.O. Bonds (School Bldg.), PSFG, 5 1/2s, 8/15/16	Aaa	25,000	25,593

Lower CO River Auth. Rev. Bonds, Ser. A
5s, 5/15/21	A2	100,000	118,157
5s, 5/15/20	A2	100,000	115,695

Northside, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 4s, 2/15/18	Aaa	100,000	106,642

Spring Branch, Indpt. School Dist. G.O. Bonds, Ser. A, PSFG, 5s, 2/1/17	Aaa	100,000	104,160

U. of Texas Rev. Bonds, Ser. B, 3s, 8/15/17	Aaa	100,000	103,666

Waco, Hlth. Fac. Dev. Corp. Rev. Bonds (Hillcrest Health Syst., Inc.), Ser. A, NATL, FHA Insd., 4 1/2s, 8/1/35 (Prerefunded 8/1/16)	AA-	85,000	86,451

			1,047,479
Vermont (0.7%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr. (UVM)), Ser. A, 3s, 12/1/18	A3	100,000	105,512

			105,512
Virginia (1.7%)

Richmond, Pub. Impt. G.O. Bonds, Ser. A, 5s, 3/1/19	AA+	230,000	258,890

			258,890
Washington (1.0%)

Energy Northwest Rev. Bonds (Wind Project), 5s, 7/1/17	A2	100,000	105,741

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/17	AA+	35,000	36,335

			142,076
West Virginia (0.9%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	50,000	52,270

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. Mandatory Put Bonds (4/1/19) (Appalachian Pwr. Co. - Amos), Ser. A, 1.9s, 3/1/40	Baa1	75,000	75,583

			127,853
Wisconsin (1.2%)

Madison Cnty., G.O. Bonds (Madison Area Tech. College), Ser. B, 2s, 3/1/16	Aaa	45,000	45,000

WI State G.O. Bonds, Ser. 1, AMBAC, 5s, 5/1/16	Aa2	50,000	50,407

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Three Pillars Sr. Living), 3s, 8/15/16	A-/F	75,000	75,726

			171,133
TOTAL INVESTMENTS

Total investments (cost $12,732,324)(b)			$12,833,122

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2015 through February 29, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $14,840,961.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $12,732,324, resulting in gross unrealized appreciation and depreciation of $105,361 and $4,563, respectively, or net unrealized appreciation of $100,798.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.6%
	Local debt	11.7
	State debt	11.0

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$12,833,122	$—

Totals by level	$—	$12,833,122	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2016